UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico                    New York, NY                11/14/05
--------------------                 --------------               ---------
     [Signature] [City, State] [Date]

/s/ Ellen H. Adams                    New York, NY                11/14/05
--------------------                 --------------               ---------
     [Signature] [City, State] [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

INVESTMENT MANAGER: CASTLEROCK MANAGEMENT, LLC
PORTFOLIO OF SECURITIES AS OF SEPTEMBER 30, 2005



                                   TITLE                      VALUE       SHRS/    SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
                                   -----                      -----       -----    --- ----  ----------  -----   ----------------
              NAME OF ISSUER      OF CLASS       CUSIP      (X$1,000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE  SHARED NONE

ADVANCE AUTO PARTS INC              COM       00751Y106       5,967      154,270   SH           SOLE             154,270
AETNA INC NEW                       COM       00817Y108       6,768       78,574   SH           SOLE              78,574
AMERICAN TOWER CORP                 CL A      029912201       8,539      342,230   SH           SOLE             342,230
AMERICREDIT CORP                    COM       03060R101       6,577      275,539   SH           SOLE             275,539
BANK NEW YORK INC                   COM       064057102         228        7,749   SH           SOLE               7,749
COMPUTER ASSOC INTL INC             COM          204912109    5,701      204,982   SH           SOLE             204,982
CONEXANT SYSTEMS INC                COM          207142100    1,659      926,990   SH           SOLE             926,990
CONSOL ENERGY INC                   COM       20854P109       7,113       93,260   SH           SOLE              93,260
CORNING INC                         COM          219350105    6,639      343,448   SH           SOLE             343,448
DOBSON COMMUNICATIONS CORP          CL A         256069105    5,966      776,848   SH           SOLE             776,848
ENCYSIVE PHARMACEUTICALS INC        COM       29256X107         795       67,470   SH           SOLE              67,470
EQUINIX INC                       COM NEW     29444U502      12,380      297,229   SH           SOLE             297,229
FLANDERS CORP                       COM          338494107    2,604      214,469   SH           SOLE             214,469
FLIR SYS INC                        COM          302445101    3,362      113,680   SH           SOLE             113,680
GAYLORD ENTMT CO NEW                COM          367905106    3,799       79,737   SH           SOLE              79,737
GOOGLE INC                          CL A      38259P508       8,440       26,671   SH           SOLE              26,671
HONEYWELL INTL INC                  COM          438516106    2,124       56,637   SH           SOLE              56,637
JAMES RIVER COAL CO               COM NEW        470355207    6,757      133,890   SH           SOLE             133,890
KMG AMER CORP                       COM       482563103       1,857      232,083   SH           SOLE             232,083
LAIDLAW INTL INC                    COM       50730R102       2,911      120,431   SH           SOLE             120,431
LEAP WIRELESS INTL INC            COM NEW        521863308    1,789       50,815   SH           SOLE              50,815
MASSEY ENERGY CORP                  COM          576206106    3,520       68,930   SH           SOLE              68,930
MEMC ELECTR MATLS INC               COM          552715104   13,063      573,184   SH           SOLE             573,184
MICHAELS STORES INC                 COM          594087108    2,529       76,494   SH           SOLE              76,494
MOTOROLA INC                        COM          620076109    9,086      412,440   SH           SOLE             412,440
NII HLDGS INC                     CL B NEW    62913F201      14,177      167,875   SH           SOLE             167,875
NUVELO INC                        COM NEW     67072M301         469       48,873   SH           SOLE              48,873
ORACLE CORP                         COM       68389X105       4,136      333,537   SH           SOLE             333,537
PENNEY J C INC                      COM          708160106    3,438       72,500   SH           SOLE              72,500
PENWEST PHARMACEUTICALS CO          COM          709754105      657       37,474   SH           SOLE              37,474
PETROHAWK ENERGY CORP               COM          716495106    3,897      270,452   SH           SOLE             270,452
PSYCHIATRIC SOLUTIONS INC           COM       74439H108       3,022       55,734   SH           SOLE              55,734
SANDISK CORP                        COM       80004C101       2,531       52,470   SH           SOLE              52,470
SBA COMMUNCATIONS CORP              COM       78388J106       1,619      104,956   SH           SOLE             104,956
SENOMYX INC                         COM       81724Q107       1,345       79,006   SH           SOLE              79,006
SFBC INTL INC                       COM          784121105    1,786       40,240   SH           SOLE              40,240
STARWOOD HOTELS & RESORTS WRLD   PAIRED CTF   85590A203       4,411       77,164   SH           SOLE              77,164
STATION CASINOS INC                 COM          857689103    3,565       53,725   SH           SOLE              53,725
SYMANTEC CORP                       COM          871503108    3,925      173,224   SH           SOLE             173,224
TELIK INC                           COM       87959M109       1,595       97,469   SH           SOLE              97,469
TIME WARNER TELECOM INC             CL A         887319101    1,655      212,150   SH           SOLE             212,150
TRANSOCEAN INC                      ORD       G90078109       7,121      116,151   SH           SOLE             116,151
TYCO INTL LTD NEW                   COM          902124106    3,328      119,510   SH           SOLE             119,510
WALTER INDS INC                     COM       93317Q105       1,861       38,037   SH           SOLE              38,037
WYNN RESORTS LTD                    COM          983134107      857       18,980   SH           SOLE              18,980
XM SATELLITE RADIO HLDGS INC        CL A         983759101    3,380       94,111   SH           SOLE              94,111

                                     46                    Total            198,949




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         46
Form 13F Information Table Value Total:         198,949
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE